Convertible notes - Interest (Details) - Convertible notes ¥ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Convertible notes
Amortization of debt issuance costs	¥ 986	$ 104	¥ 690	¥ 1,941
Total interest expense	29,175	490	3,257	57,166
KKR Notes
Convertible notes
Notes interest incurred	16,343	219	1,454	31,905
GM Notes
Convertible notes
Notes interest incurred	¥ 11,846	$ 167	¥ 1,113	¥ 23,320